Deconsolidation of Golar Power Entities - Guarantees (Details) - Golar Power $ in Thousands	Jul. 06, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Total guarantees	$ 4,471
Debt guarantees
Schedule of Equity Method Investments [Line Items]
Total guarantees	3,283
Shipyard guarantee
Schedule of Equity Method Investments [Line Items]
Total guarantees	$ 1,188